Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended								1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Senior Secured Notes Due Two Thousand Twenty	Sep. 30, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Dec. 31, 2011 Northern Tier Energy LLC	Dec. 31, 2010 Northern Tier Energy LLC	Nov. 30, 2012 Private Placement Senior Secured Notes Due Two Thousand Twenty	Nov. 08, 2012 Private Placement Senior Secured Notes Due Two Thousand Twenty	Nov. 08, 2012 Private Placement Senior Secured Notes	Nov. 10, 2012 Private Placement Northern Tier Energy LLC	Oct. 31, 2012 Private Placement Northern Tier Energy LLC Senior Secured Notes Due Two Thousand Twenty
Subsequent Event [Line Items]
Long-term debt	$ 261.0	$ 290.0	$ 290.0	$ 261.0	$ 261.0		$ 290.0	$ 290.0					$ 253.1
Remaining amount of outstanding Secured Notes												7.9
Percentage of debt instrument at redemption price of principal												103.00%
Debt principal amount				$ 275.0						$ 275.0
Debt Interest Rate				7.125%	10.50%	10.50%				7.125%	10.50%
New Senior Secured Notes Due	2020								2020
Debt instrument maturity year											2017